UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

AMG FUNDS III

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2014 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2014

	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 17.0%
2U, Inc.*,1	22,463	$350,198
ANN, Inc.*	4,445	182,823
Asbury Automotive Group, Inc.*	32,674	2,104,860
Brown Shoe Co., Inc.	17,130	464,737
Brunswick Corp.	13,033	549,211
Buffalo Wild Wings, Inc.*	2,960	397,439
Burlington Stores, Inc.*	10,462	417,015
Capella Education Co.	28,467	1,782,034
The Children’s Place, Inc.	5,817	277,238
Chuy’s Holdings, Inc.*	12,730	399,595
Columbia Sportswear Co.	9,762	349,284
Cooper Tire & Rubber Co.	16,550	474,985
Coupons.com, Inc.*,1	10,085	120,617
Cracker Barrel Old Country Store, Inc.	3,000	309,570
Deckers Outdoor Corp.*	17,898	1,739,327
DineEquity, Inc.	4,580	373,682
Domino’s Pizza, Inc.	3,430	263,973
Dorman Products, Inc.*	22,610	905,757
Drew Industries, Inc.	7,980	336,676
Fiesta Restaurant Group, Inc.*	1,900	94,392
Genesco, Inc.*	6,682	499,480
Gentherm, Inc.*	16,152	682,099
G-III Apparel Group, Ltd.*	27,714	2,296,382
Grand Canyon Education, Inc.*	8,973	365,829
Iconix Brand Group, Inc.*	12,487	461,270
iRobot Corp.*,1	15,635	476,086
ITT Educational Services, Inc.*	18,600	79,794
Jack in the Box, Inc.	6,630	452,100
Krispy Kreme Doughnuts, Inc.*	73,700	1,264,692
LifeLock, Inc.*	49,141	702,225
Lithia Motors, Inc., Class A	11,074	838,191
Mattress Firm Holding Corp.*,1	10,828	650,330
Monro Muffler Brake, Inc.	31,280	1,518,018
Nutrisystem, Inc.	14,120	217,024
Orbitz Worldwide, Inc.*	42,640	335,577
Outerwall, Inc.*	6,885	386,248
Red Robin Gourmet Burgers, Inc.*	18,838	1,071,882
Rentrak Corp.*	11,673	711,353
Restoration Hardware Holdings, Inc.*,1	7,057	561,384

	Shares	Value
Sally Beauty Holdings, Inc.*	6,807	$186,308
Select Comfort Corp.*	8,523	178,301
Skechers U.S.A., Inc., Class A*	21,083	1,123,935
Sonic Corp.*	166,302	3,718,513
Standard Motor Products, Inc.	6,620	227,927
Steven Madden, Ltd.*	37,470	1,207,658
Sturm Ruger & Co., Inc.	2,576	125,425
Tempur Sealy International, Inc.*	8,209	461,100
Tenneco, Inc.*	13,015	680,815
Tower International, Inc.*	17,430	439,062
Tuesday Morning Corp.*	58,281	1,130,943
Tupperware Brands Corp.	8,639	596,437
Universal Electronics, Inc.*	5,500	271,535
Zoe’s Kitchen, Inc.*,1	13,600	418,336
zulily, Inc., Class A*,1	15,081	571,419
Zumiez, Inc.*	16,400	460,840
Total Consumer Discretionary		37,261,931
Consumer Staples - 4.5%
The Andersons, Inc.	6,400	402,432
The Fresh Market, Inc.*	4,000	139,720
The Hain Celestial Group, Inc.*	7,064	723,000
J&J Snack Foods Corp.	17,650	1,651,334
Medifast, Inc.*	11,589	380,467
Nu Skin Enterprises, Inc., Class A	7,422	334,213
Rite Aid Corp.*	61,934	299,761
Sanderson Farms, Inc.[1]	14,434	1,269,470
Spectrum Brands Holdings, Inc.	2,609	236,193
TreeHouse Foods, Inc.*	39,500	3,179,750
United Natural Foods, Inc.*	6,791	417,375
USANA Health Sciences, Inc.*	1,992	146,731
The WhiteWave Foods Co.*	15,803	574,123
Total Consumer Staples		9,754,569
Energy - 4.1%
Basic Energy Services, Inc.*	39,825	863,804
Carrizo Oil & Gas, Inc.*	3,410	183,526
Comstock Resources, Inc.	76,160	1,418,099
Delek US Holdings, Inc.	19,238	637,163
Forum Energy Technologies, Inc.*	9,045	276,867
GasLog, Ltd.[1]	15,309	336,951
Kodiak Oil & Gas Corp.*	39,323	533,613
Matador Resources Co.*	65,170	1,684,645

1

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Energy - 4.1% (continued)
Matrix Service Co.*	14,020	$338,162
Parsley Energy, Inc., Class A*	20,981	447,525
PDC Energy, Inc.*	15,069	757,820
Pioneer Energy Services Corp.*	70,793	992,518
REX American Resources Corp.*	1,678	122,293
RigNet, Inc.*	4,307	174,218
Stone Energy Corp.*	1,272	39,890
W&T Offshore, Inc.	11,159	122,749
Total Energy		8,929,843
Financials - 8.6%
AmTrust Financial Services, Inc.	25,190	1,003,066
Argo Group International Holdings, Ltd.	9,830	494,547
Artisan Partners Asset Management, Inc., Class A	2,659	138,401
BancorpSouth, Inc.	58,550	1,179,197
Bank of the Ozarks, Inc.	38,380	1,209,738
BankUnited, Inc.	9,078	276,788
Cash America International, Inc.	1,261	55,232
Credit Acceptance Corp.*	1,120	141,198
E*TRADE Financial Corp.*	19,438	439,104
Evercore Partners, Inc., Class A	10,982	516,154
Financial Engines, Inc.[1]	3,499	119,718
HCI Group, Inc.	2,240	80,618
Home BancShares, Inc.	41,040	1,206,986
Iberiabank Corp.	35,740	2,234,107
Infinity Property & Casualty Corp.	6,230	398,782
Janus Capital Group, Inc.	37,996	552,462
MarketAxess Holdings, Inc.	29,138	1,802,477
The Navigators Group, Inc.*	1,360	83,640
Pinnacle Financial Partners, Inc.	21,980	793,478
PrivateBancorp, Inc.	102,460	3,064,579
Springleaf Holdings, Inc.*	21,221	677,586
Stifel Financial Corp.*	11,731	550,067
SVB Financial Group*	2,452	274,845
Tree.com, Inc.*	3,210	115,207
United Insurance Holdings Corp.	18,790	281,850
Western Alliance Bancorp*	23,237	555,364
WisdomTree Investments, Inc.*,1	21,132	240,482
World Acceptance Corp.*	4,850	327,375
Total Financials		18,813,048

	Shares	Value
Health Care - 23.3%
ACADIA Pharmaceuticals, Inc.*	21,234	$525,754
Acceleron Pharma, Inc.*,1	3,500	105,840
Aegerion Pharmaceuticals, Inc.*,1	8,642	288,470
Agios Pharmaceuticals, Inc.*,1	16,987	1,042,152
Air Methods Corp.*,1	52,382	2,909,821
Akorn, Inc.*	79,037	2,866,672
Align Technology, Inc.*	11,071	572,149
Alnylam Pharmaceuticals, Inc.*,1	8,191	639,717
Amicus Therapeutics, Inc.*	46,730	278,044
Amsurg Corp.*	1,600	80,080
Anika Therapeutics, Inc.*	12,660	464,116
Arrowhead Research Corp.*,1	7,980	117,865
Avanir Pharmaceuticals, Inc.*	24,357	290,335
Cambrex Corp.*	67,435	1,259,686
Cantel Medical Corp.	47,310	1,626,518
Celldex Therapeutics, Inc.*,1	18,507	239,851
Centene Corp.*	42,004	3,474,150
Charles River Laboratories International, Inc.*	2,600	155,324
Chemed Corp.	12,106	1,245,708
DexCom, Inc.*	14,046	561,700
Enanta Pharmaceuticals, Inc.*	10,335	408,956
Epizyme, Inc.*,1	8,012	217,205
ExamWorks Group, Inc.*	19,512	639,018
Fluidigm Corp.*	6,558	160,671
Foundation Medicine, Inc.*	13,215	250,556
Galena Biopharma, Inc.*	70,380	144,983
Hyperion Therapeutics, Inc.*	4,090	103,150
ICON PLC*	41,200	2,357,876
ImmunoGen, Inc.*,1	13,600	144,024
Impax Laboratories, Inc.*	29,651	703,025
Inovio Pharmaceuticals, Inc.*	11,390	112,191
Insulet Corp.*	6,951	256,144
Intercept Pharmaceuticals, Inc.*	1,712	405,213
Invacare Corp.	4,665	55,094
Isis Pharmaceuticals, Inc.*,1	6,564	254,880
Lannett Co., Inc.*	46,087	2,105,255
LifePoint Hospitals, Inc.*	5,895	407,875
Ligand Pharmaceuticals, Inc.*	12,775	600,298
Masimo Corp.*	21,088	448,753
Medidata Solutions, Inc.*	51,312	2,272,608

2

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 23.3% (continued)
Molina Healthcare, Inc.*	4,280	$181,044
Natus Medical, Inc.*	19,470	574,560
Neogen Corp.*	19,190	758,005
Ophthotech Corp.*,1	4,000	155,720
Owens & Minor, Inc.[1]	9,279	303,794
Pacira Pharmaceuticals, Inc.*	12,194	1,181,843
PAREXEL International Corp.*	59,148	3,731,648
Prestige Brands Holdings, Inc.*	57,580	1,863,865
The Providence Service Corp.*	14,210	687,480
Puma Biotechnology, Inc.*	2,736	652,728
Receptos, Inc.*	13,815	858,050
Repligen Corp.*	37,004	736,750
Revance Therapeutics, Inc.*	1,871	36,166
Sagent Pharmaceuticals, Inc.*	26,279	817,277
Sangamo BioSciences, Inc.*	10,810	116,586
Sarepta Therapeutics, Inc.*	7,509	158,440
Seattle Genetics, Inc.*	744	27,662
STERIS Corp.	18,984	1,024,376
Sunesis Pharmaceuticals, Inc.*	25,600	182,784
Synageva BioPharma Corp.*,1	5,432	373,613
Synta Pharmaceuticals Corp.*,1	40,700	122,507
Team Health Holdings, Inc.*	28,562	1,656,311
Threshold Pharmaceuticals, Inc.*,1	24,140	87,145
Triple-S Management Corp., Class B*	26,280	522,972
U.S. Physical Therapy, Inc.	8,080	285,951
Ultragenyx Pharmaceutical, Inc.*,1	5,558	314,583
Vanda Pharmaceuticals, Inc.*,1	13,240	137,431
Veeva Systems, Inc., Class A*,1	23,271	655,544
Verastem, Inc.*,1	14,890	126,863
Vical, Inc.*	66,300	74,256
WellCare Health Plans, Inc.*	6,118	369,160
Wright Medical Group, Inc.*	11,439	346,602
XOMA Corp.*	42,640	179,514
Zeltiq Aesthetics, Inc.*	30,262	684,829
ZIOPHARM Oncology, Inc.*	30,080	79,411
Total Health Care		50,857,197
Industrials - 13.1%
Air Lease Corp.	8,664	281,580
Alaska Air Group, Inc.	18,514	806,100
American Science & Engineering, Inc.	1,555	86,116

	Shares	Value
American Woodmark Corp.*	12,400	$457,064
Applied Industrial Technologies, Inc.	7,852	358,444
Astronics Corp.*	10,087	480,948
Astronics Corp., Class B*	1,917	91,077
Blount International, Inc.*	35,100	531,063
CIRCOR International, Inc.	5,450	366,948
Deluxe Corp.	25,481	1,405,532
Ducommun, Inc.*	14,400	394,704
EnerSys	49,532	2,904,556
Exponent, Inc.	4,480	317,542
Federal Signal Corp.	31,930	422,753
Genesee & Wyoming, Inc., Class A*	3,008	286,692
The Greenbrier Cos., Inc.[1]	15,384	1,128,878
Healthcare Services Group, Inc.	32,110	918,667
Hexcel Corp.*	7,263	288,341
HNI Corp.	12,118	436,127
Huron Consulting Group, Inc.*	2,530	154,254
Hyster-Yale Materials Handling, Inc.	6,134	439,317
The KEYW Holding Corp.*	106,600	1,180,062
Knight Transportation, Inc.	29,495	807,868
Knoll, Inc.	13,108	226,899
Matson, Inc.	16,990	425,260
The Middleby Corp.*	5,487	483,569
Paylocity Holding Corp.*	11,856	232,970
Polypore International, Inc.*	9,836	382,719
Proto Labs, Inc.*	28,023	1,933,587
Rexnord Corp.*	16,582	471,758
Rush Enterprises, Inc., Class A*	11,460	383,337
Saia, Inc.*	33,720	1,671,163
TAL International Group, Inc.*	6,865	283,181
Trex Co., Inc.*	17,744	613,410
TriNet Group, Inc.*	17,204	443,003
UniFirst Corp.	4,480	432,723
United Stationers, Inc.	12,071	453,507
US Ecology, Inc.	7,564	353,693
Wabash National Corp.*	119,970	1,598,000
WageWorks, Inc.*	27,400	1,247,522
Wesco Aircraft Holdings, Inc.*	47,700	829,980
West Corp.	16,848	496,342
Woodward, Inc.	23,864	1,136,404
Total Industrials		28,643,660

3

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.1%
Ambarella, Inc.*	7,083	$309,315
Anixter International, Inc.	6,364	539,922
Arista Networks, Inc.*,1	7,055	623,168
Aruba Networks, Inc.*	164,573	3,551,485
Aspen Technology, Inc.*	21,272	802,379
Autohome, Inc., ADR*	3,091	129,853
Belden, Inc.	2,087	133,610
Benefitfocus, Inc.*,1	8,041	216,625
Blackhawk Network Holdings, Inc.*	2,800	90,720
Cardtronics, Inc.*	9,930	349,536
Cavium, Inc.*,1	31,215	1,552,322
CEVA, Inc.*	56,730	762,451
Ciena Corp.*	1,475	24,662
Cirrus Logic, Inc.*	49,617	1,034,514
Cognex Corp.*	39,283	1,581,926
comScore, Inc.*	19,141	696,924
CoStar Group, Inc.*	3,598	559,633
Cray, Inc.*,1	10,276	269,642
Criteo, S.A., Sponsored ADR*	12,202	410,597
Demandware, Inc.*	7,134	363,263
DTS, Inc.*	8,600	217,150
Electronics For Imaging, Inc.*	11,673	515,596
Ellie Mae, Inc.*	48,160	1,570,016
Envestnet, Inc.*	39,970	1,798,650
EPAM Systems, Inc.*	14,153	619,760
Euronet Worldwide, Inc.*	23,837	1,139,170
EVERTEC, Inc.	1,331	29,735
FARO Technologies, Inc.*	11,384	577,738
FLIR Systems, Inc.	13,320	417,449
Fortinet, Inc.*	22,378	565,380
Gogo, Inc.*,1	23,673	399,127
GrubHub, Inc.*	16,009	548,148
iGATE Corp.*	7,380	270,994
Integrated Device Technology, Inc.*	30,483	486,204
Intersil Corp., Class A	19,015	270,203
InvenSense, Inc.*	66,317	1,308,435
IPG Photonics Corp.*	8,571	589,513
Lattice Semiconductor Corp.*	24,630	184,725
LogMeln, Inc.*	9,440	434,901
Luxoft Holding, Inc.*,1	4,791	178,225

	Shares	Value
Manhattan Associates, Inc.*	27,008	$902,607
Materialise N.V., ADR*	11,318	127,101
MAXIMUS, Inc.	49,320	1,979,211
MercadoLibre, Inc.[1]	5,171	561,829
NetScout Systems, Inc.*	18,829	862,368
NeuStar, Inc., Class A*,1	37,659	935,073
Nimble Storage, Inc.*,1	11,744	304,992
Pegasystems, Inc.	52,668	1,006,486
Plantronics, Inc.	2,823	134,883
Plexus Corp.*	12,950	478,244
Polycom, Inc.*	36,380	446,928
Progress Software Corp.*	5,234	125,145
Proofpoint, Inc.*	10,646	395,392
PTC, Inc.*	23,086	851,873
QIWI PLC, Sponsored ADR	2,321	73,320
Qualys, Inc.*	10,270	273,182
Rambus, Inc.*	42,192	526,556
Ruckus Wireless, Inc.*	104,930	1,401,864
Shutterstock, Inc.*,1	4,999	356,829
Silicon Laboratories, Inc.*	58,800	2,389,632
Splunk, Inc.*	7,522	416,418
SPS Commerce, Inc.*	18,150	964,673
SS&C Technologies Holdings, Inc.*	5,059	222,040
Stratasys, Ltd.*,1	3,811	460,293
SunEdison, Inc.*	27,134	512,290
SunPower Corp.*	18,636	631,388
Sykes Enterprises, Inc.*	4,090	81,718
Synaptics, Inc.*	8,514	623,225
Synchronoss Technologies, Inc.*	17,267	790,483
Tableau Software, Inc., Class A*	5,855	425,366
Take-Two Interactive Software, Inc.*	49,215	1,135,390
TeleTech Holdings, Inc.*	17,130	421,055
Tessera Technologies, Inc.	12,093	321,432
Tyler Technologies, Inc.*	6,873	607,573
Ubiquiti Networks, Inc.*,1	18,950	711,193
The Ultimate Software Group, Inc.*	11,009	1,557,883
Ultra Clean Holdings, Inc.*	40,980	366,771
Web.com Group, Inc.*,1	20,515	409,479
WebMD Health Corp.*	12,179	509,204
WEX, Inc.*	5,889	649,674
Xoom Corp.*	13,672	300,100

4

AMG Managers Special Equity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 24.1% (continued)
Yelp, Inc.*	3,210	$219,082
Total Information Technology		52,593,911
Materials - 2.5%
Allegheny Technologies, Inc.	5,451	202,232
American Vanguard Corp.	1,676	18,771
Boise Cascade Co.*	2,700	81,378
Eagle Materials, Inc.	5,477	557,723
Flotek Industries, Inc.*	15,676	408,673
Globe Specialty Metals, Inc.	4,380	79,672
Graphic Packaging Holding Co.*	35,679	443,490
Minerals Technologies, Inc.	8,670	535,026
Neenah Paper, Inc.	9,250	494,690
Olin Corp.	14,258	360,015
PolyOne Corp.	12,230	435,143
Quaker Chemical Corp.	1,950	139,796
Stillwater Mining Co.*	8,960	134,669
US Silica Holdings, Inc.	14,908	931,899
Worthington Industries, Inc.	19,596	729,363
Total Materials		5,552,540
Total Common Stocks (cost $181,822,465)		212,406,699

	Principal Amount
Short-Term Investments - 8.9%
Repurchase Agreements - 5.2%[2]
Citigroup Global Markets, Inc., dated 09/30/14, due 10/01/14, 0.010%, total to be received $2,669,717 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.000%, 09/01/15 - 09/15/49, totaling $2,723,110)	$2,669,716	2,669,716

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $2,669,717 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/23/14 - 03/01/48, totaling $2,723,111)	$2,669,716	$2,669,716
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $805,826 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $821,943)	805,826	805,826
Nomura Securities International, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $2,669,716 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 -10/01/44 totaling $2,723,110)	2,669,716	2,669,716
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $2,425,924 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 -01/15/29 totaling $2,474,279)	2,425,921	2,425,921
Total Repurchase Agreements		11,240,895

	Shares
Other Investment Companies - 3.7%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	8,117,782	8,117,782
Total Short-Term Investments (cost $19,358,677)		19,358,677
Total Investments - 106.1% (cost $201,181,142)		231,765,376
Other Assets, less Liabilities - (6.1)%		(13,264,169)
Net Assets - 100.0%		$218,501,207

5

AMG Managers Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2014

		Principal Amount†	Value
Asset-Backed Securities - 2.6%
Chase Issuance Trust, Series 2007-B1, Class B-1, 0.404%, 04/15/19 (10/15/14)[4]		$13,540,000	$13,479,002
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[5]		11,935,808	11,798,546
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		4,270,000	4,261,802
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		2,785,541	2,823,794
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39 (10/15/14)[4,5]		22,447,630	22,700,166
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,013,620	4,634,398
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		3,035,772	3,028,182
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		6,726,799	7,031,375
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 6.750%, 04/15/19		1,000,000	1,037,160
Total Asset-Backed Securities (cost $68,753,050)			70,794,425

		Shares
Common Stocks - 1.1%
PPG Industries, Inc. (Materials) (cost $10,696,329)		145,736	28,672,101

		Principal Amount†
Corporate Bonds and Notes - 53.4%
Financials - 23.8%
Ally Financial, Inc., 8.000%, 11/01/31		$1,267,000	1,580,583
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		7,221,883	8,231,126
American International Group, Inc.,
4.875%, 06/01/22		560,000	615,957
8.175%, 05/15/58[6]		736,000	991,760
MTN, 5.450%, 05/18/17		485,000	534,468
MTN, Series G, 5.850%, 01/16/18		1,380,000	1,552,394
Bank of America Corp.,
4.000%, 04/01/24		2,475,000	2,500,792
7.625%, 06/01/19		2,906,000	3,510,614
MTN, 3.300%, 01/11/23		900,000	877,789
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,738,226
Cantor Fitzgerald, L.P.,
6.375%, 06/26/15 (a), (b)		5,025,000	5,175,750
7.875%, 10/15/19 (a)[5]		3,145,000	3,432,695
Citigroup, Inc.,
5.500%, 10/15/14		8,298,000	8,313,418
6.125%, 08/25/36		10,760,000	12,337,050
6.250%, 06/29/17	NZD	37,108,000	29,922,696

6

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 23.8% (continued)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands,
1.700%, 03/19/18		$2,000,000	$1,998,128
3.875%, 02/08/22		9,090,000	9,575,233
3.950%, 11/09/22		2,190,000	2,199,323
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000	15,876,737
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000	2,425,347
6.500%, 01/15/18		5,000,000	5,672,475
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,646,373
Equity One, Inc., 6.000%, 09/15/17		5,915,000	6,540,825
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	16,360,710
General Electric Capital Corp.,
6.500%, 09/28/15	NZD	15,265,000	12,185,104
GMTN, 4.250%, 01/17/18[1]	NZD	5,010,000	3,860,877
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,980,952
GMTN, 6.750%, 09/26/16	NZD	6,390,000	5,204,340
GMTN, 7.625%, 12/10/14	NZD	9,365,000	7,360,062
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	1,562,097
6.750%, 10/01/37		14,590,000	17,417,352
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	4,039,908
7.500%, 04/15/18		2,405,000	2,806,351
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[6]		900,000	938,700
iStar Financial, Inc.,
5.850%, 03/15/17		325,000	337,188
5.875%, 03/15/16		1,340,000	1,390,250
6.050%, 04/15/15		250,000	255,000
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,353,485
JPMorgan Chase & Co.,
4.250%, 11/02/18	NZD	7,360,000	5,624,444
7.700%, 06/01/16 (a)	IDR	19,000,000,000	1,540,941
EMTN, 1.068%, 05/30/17 (10/31/14)[4]	GBP	1,500,000	2,398,881
Lloyds Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	20,858,264
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	9,750,880
MBIA Insurance Corp., 11.494%, 01/15/33 (10/15/14) (a)[4]		525,000	372,750

7

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 23.8% (continued)
Merrill Lynch & Co., Inc.,
6.110%, 01/29/37		$38,050,000	$43,553,704
EMTN, 4.625%, 09/14/18[1]	EUR	1,750,000	2,492,925
MTN, Series C, 6.050%, 06/01/34		22,100,000	25,422,271
Morgan Stanley,
0.714%, 10/15/15 (10/15/14)[4]		300,000	300,932
2.125%, 04/25/18		10,450,000	10,448,903
2.500%, 01/24/19		2,775,000	2,775,186
3.450%, 11/02/15		2,360,000	2,426,812
3.750%, 02/25/23		17,265,000	17,242,573
GMTN, 5.500%, 07/24/20		15,210,000	17,111,995
GMTN, 8.000%, 05/09/17	AUD	8,100,000	7,823,258
MTN, 0.684%, 10/18/16 (10/20/14)[4]		2,000,000	2,005,312
MTN, 4.100%, 05/22/23[1]		12,910,000	12,874,343
MTN, 6.250%, 08/09/26		11,000,000	13,227,104
MTN, 6.625%, 04/01/18		3,095,000	3,544,468
Series F, 3.875%, 04/29/24		5,000,000	4,994,815
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,556,013
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,772,346
National City Corp., 6.875%, 05/15/19		1,905,000	2,257,254
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000	7,597,645
Navient Corp.,
5.500%, 01/25/23[1]		18,070,000	17,369,788
MTN, 4.875%, 06/17/19		5,055,000	5,055,000
MTN, 5.000%, 04/15/15		50,000	50,750
MTN, 5.500%, 01/15/19		1,695,000	1,728,900
MTN, 8.450%, 06/15/18		10,950,000	12,318,750
Newfield Exploration Co., 5.625%, 07/01/24		6,320,000	6,762,400
Old Republic International Corp.,
3.750%, 03/15/18[1,7]		15,805,000	18,501,728
4.875%, 10/01/24		4,915,000	4,921,527
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	12,263,299
Realty Income Corp.,
5.750%, 01/15/21		2,125,000	2,419,181
6.750%, 08/15/19		5,550,000	6,552,347
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,921,737
Santander Financial Issuances, Ltd., 7.250%, 11/01/15		500,000	532,346
Santander Issuances SAU, 5.911%, 06/20/16 (a)		1,100,000	1,164,750
Santander US Debt SAU, 3.724%, 01/20/15 (a)		2,700,000	2,723,082
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	5,049,145

8

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 23.8% (continued)
Societe Generale SA, 5.200%, 04/15/21 (a)		$7,000,000	$7,803,572
Springleaf Finance Corp.,
7.750%, 10/01/21		31,730,000	35,537,600
8.250%, 10/01/23		12,695,000	14,281,875
MTN, 5.400%, 12/01/15		5,000,000	5,112,500
MTN, Series J, 6.900%, 12/15/17		12,890,000	13,695,625
Total Financials			643,042,056
Industrials - 23.4%
Alcatel-Lucent USA, Inc.,
6.450%, 03/15/29		4,335,000	4,085,738
6.500%, 01/15/28		305,000	287,463
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	12,200,857
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,276,937	2,302,552
APL, Ltd., 8.000%, 01/15/24[5]		250,000	230,000
ArcelorMittal,
6.000%, 03/01/21 (b)		150,000	157,688
6.125%, 06/01/18		4,580,000	4,854,800
6.750%, 02/25/22 (b)[1]		1,600,000	1,718,000
7.250%, 03/01/41 (b)		11,065,000	11,092,663
7.500%, 10/15/39 (b)		6,604,000	6,802,120
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	9,218,313
Series S, 6.450%, 06/15/21		13,395,000	14,332,650
Chesapeake Energy Corp.,
2.500%, 05/15/37[7]		3,800,000	3,830,875
2.750%, 11/15/35[1,7]		1,560,000	1,579,500
6.625%, 08/15/20		55,000	60,665
6.875%, 11/15/20[1]		85,000	94,775
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,896,625
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18		9,978	10,490
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20		73,916	85,092
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22		15,283,250	16,964,408
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22		5,108,206	5,497,451
Corning, Inc.,
6.850%, 03/01/29		9,142,000	11,392,934
7.250%, 08/15/36		1,185,000	1,506,188

9

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 23.4% (continued)
Cummins, Inc.,
5.650%, 03/01/98	$6,460,000	$7,308,463
6.750%, 02/15/27	2,853,000	3,562,307
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,542,446
Delta Air Lines, Inc.,
2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	8,495,900	9,918,964
2010-1 Class A Pass Through Trust, Series 1A, 6.200%, 07/02/18[1]	3,438,223	3,811,271
Dillard’s, Inc., 7.000%, 12/01/28	225,000	232,875
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000	31,788,855
Embarq Corp., 7.995%, 06/01/36	5,830,000	6,301,647
Energy Transfer Partners, L.P., 4.150%, 10/01/20	700,000	726,894
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,494,413
4.050%, 02/15/22	2,219,000	2,342,922
EQT Corp., 6.500%, 04/01/18	35,420,000	40,459,416
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,585,645
6.700%, 06/01/34 (a)	1,250,000	1,578,860
7.000%, 10/15/37 (a)	19,033,000	25,138,406
Foot Locker, Inc., 8.500%, 01/15/22	570,000	684,000
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,369,640
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,847,678
HCA, Inc., 7.500%, 11/06/33	75,000	78,750
Intel Corp.,
2.950%, 12/15/35[7]	8,030,000	10,218,175
3.250%, 08/01/39[7]	15,000,000	25,153,125
Intuit, Inc., 5.750%, 03/15/17	3,560,000	3,928,004
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,348,176
4.150%, 03/01/22	5,620,000	5,677,830
4.150%, 02/01/24	14,000,000	13,825,798
5.300%, 09/15/20	1,415,000	1,557,011
5.800%, 03/01/21	4,320,000	4,844,465
5.950%, 02/15/18	12,590,000	14,081,374
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,561,131
Masco Corp.,
5.850%, 03/15/17	8,150,000	8,845,195
6.500%, 08/15/32	955,000	955,000
7.125%, 03/15/20	8,815,000	10,137,250
7.750%, 08/01/29	1,070,000	1,225,993

10

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 23.4% (continued)
The Mead Corp., 7.550%, 03/01/47[5]		$970,000	$1,186,192
Methanex Corp.,
5.250%, 03/01/22		350,000	384,687
6.000%, 08/15/15		3,825,000	3,992,776
Missouri Pacific Railroad Co., 5.000%, 01/01/45[5]		825,000	769,855
New Albertsons, Inc.,
6.625%, 06/01/28		1,015,000	827,225
7.450%, 08/01/29		3,195,000	2,907,450
7.750%, 06/15/26		915,000	864,675
NGPL PipeCo LLC, 7.119%, 12/15/17 (a)[1]		6,250,000	6,250,000
Northwest Airlines 2007-1 Class B Pass Through Trust, Series 41091, 8.028%, 11/01/17		4,260,181	4,750,101
Owens & Minor, Inc., 6.350%, 04/15/16		1,355,000	1,469,679
Owens Corning,
6.500%, 12/01/16		925,000	1,019,023
7.000%, 12/01/36		9,175,000	11,119,898
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17		5,520,000	6,264,587
7.000%, 06/15/18		26,505,000	30,547,331
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		1,770,000	1,952,871
6.500%, 05/01/18		8,975,000	10,349,584
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25[1]	EUR	500,000	625,197
PulteGroup, Inc.,
6.000%, 02/15/35		11,585,000	11,005,750
6.375%, 05/15/33		5,135,000	5,122,163
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	682,000
6.875%, 07/15/28		1,190,000	1,178,159
7.625%, 08/03/21		2,135,000	2,375,187
Qwest Corp.,
6.875%, 09/15/33		7,209,000	7,194,135
7.200%, 11/10/26		435,000	437,134
7.250%, 09/15/25		1,185,000	1,382,090
7.250%, 10/15/35		2,165,000	2,231,214
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,547,804
Reynolds American, Inc., 6.750%, 06/15/17		8,170,000	9,220,744
Rowan Cos., Inc., 7.875%, 08/01/19		4,710,000	5,694,583
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		3,080,000	3,768,657

11

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 23.4% (continued)
Telecom Italia Capital SA,
6.000%, 09/30/34		$5,965,000	$5,838,244
6.375%, 11/15/33		4,865,000	4,840,675
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	939,680
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	327,331
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,341,130
The Toro Co., 6.625%, 05/01/37[5]		6,810,000	7,893,103
Transocean, Inc., 7.375%, 04/15/18		500,000	564,786
UAL 2007-1 Pass Through Trust, 6.636%, 07/02/22		12,230,796	13,209,260
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		9,240,000	9,286,200
United States Steel Corp.,
6.650%, 06/01/37		3,595,000	3,406,262
7.000%, 02/01/18[1]		7,310,000	7,967,900
US Airways 2011-1 Class A Pass Through Trust, Series 2011 A, 7.125%, 10/22/23		3,252,433	3,772,822
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	4,132,287
Verizon New England, Inc., 7.875%, 11/15/29		2,390,000	3,039,535
Verizon Pennsylvania, Inc., 6.000%, 12/01/28		530,000	576,104
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		1,544,611	1,610,256
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	16,496,867
7.375%, 10/01/19		3,915,000	4,732,299
7.375%, 03/15/32		1,930,000	2,558,219
Wyndham Worldwide Corp., 6.000%, 12/01/16		6,430,000	7,023,740
Total Industrials			631,011,277
Utilities - 6.2%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000	24,868,320
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)		3,285,000	3,451,030
Bruce Mansfield Unit, 6.850%, 06/01/34		8,783,048	9,765,256
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	1,004,968
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	619,590
Endesa SA/Cayman Islands, 7.875%, 02/01/27		2,900,000	3,744,660
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,079,957
6.000%, 10/07/39 (a)		18,382,000	20,934,377
EMTN, 5.750%, 09/14/40	GBP	210,000	386,819
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[5]		6,147,735	6,463,630
Nisource Finance Corp.,
6.125%, 03/01/22		2,020,000	2,365,196
6.400%, 03/15/18		25,890,000	29,550,043
6.800%, 01/15/19		11,625,000	13,671,732

12

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Utilities - 6.2% (continued)
Southwestern Electric Power Co., 6.450%, 01/15/19		$39,195,000	$45,725,318
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,514,346
Total Utilities			169,145,242
Total Corporate Bonds and Notes (cost $1,258,011,239)			1,443,198,575
Foreign Government and Agency Obligations - 5.1%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	45,381	42,871
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	2,458,686
10.250%, 01/10/28	BRL	5,750,000	2,325,605
Canadian Government Notes,
2.500%, 06/01/15	CAD	14,775,000	13,324,611
2.750%, 09/01/16	CAD	385,000	354,377
3.000%, 12/01/15	CAD	15,225,000	13,905,940
Series N, 1.000%, 08/01/16	CAD	5,965,000	5,314,147
European Investment Bank Bonds, 4.233%, 03/10/21[8]	AUD	5,000,000	3,341,280
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,533,259
Inter-American Development Bank, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,444,969
Mexican Bonos, Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	4,028,814
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	9,036,882
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	3,159,315
Series M 20, 10.000%, 12/05/24	MXN	180,000,000	17,305,277
Mexican Fixed Rate, Bonds, Series M, 8.000%, 12/07/23	MXN	122,500,000	10,330,397
New South Wales Treasury Corp., Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	19,014,838
New Zealand Government Notes, 5.000%, 03/15/19	NZD	5,480,000	4,452,537
Norway Government Bond,
Series 471, 5.000%, 05/15/15	NOK	36,490,000	5,806,185
Series 472, 4.250%, 05/19/17	NOK	13,230,000	2,202,437
Province of Manitoba Canada, 6.375%, 09/01/15	NZD	5,450,000	4,332,533
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000	6,288,552
Total Foreign Government and Agency Obligations (cost $143,300,958)			137,003,512
Mortgage-Backed Securities - 0.7%
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29		1,949,014	1,966,095
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 09/15/40[6]		1,704,000	1,850,898
Extended Stay America Trust 2013-ESH, Series 2013-ESH7, Class C7, 3.902%, 12/05/31 (a)		13,500,000	13,681,211
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.981%, 06/15/49[6]		80,000	86,665
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.723%, 03/15/44 (a)[6]		435,000	463,716

Total Mortgage-Backed Securities (cost $16,828,929)			18,048,585

13

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Municipal Bonds - 1.2%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47	$3,975,000	$3,100,739
Chicago, Illinois O’Hare International Airport Revenue Bond, Series 2008-A, 4.500%, 01/01/38 (AGM Insured)[9]	315,000	320,500
Illinios State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,796,624
Illinios State General Obligation, 5.520%, 04/01/38	7,300,000	7,191,376
Michigan Tobacco Settlement Finance Authority, Series 2006 A, 7.309%, 06/01/34	2,820,000	2,420,265
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46	21,010,000	15,378,269
Total Municipal Bonds (cost $37,079,966)		31,207,773

	Shares
Preferred Stocks - 0.5%
Financials - 0.4%
Bank of America Corp., 6.375%	20,000	497,200
Bank of America Corp., Series L, 7.250%[7]	7,808	8,951,872
SLM Corp., 6.000%	41,250	897,188
Total Financials		10,346,260
Industrials - 0.1%
Stanley Black & Decker, Inc., 6.250%[1,7]	37,854	4,284,694
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	43,862
Entergy New Orleans,, Inc., 5.560%	100	9,600
Wisconsin Electric Power Co., 3.600%	3,946	311,734
Total Utilities		365,196
Total Preferred Stocks (cost $12,475,519)		14,996,150

	Principal Amount†
U.S. Government and Agency Obligations - 30.2%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	$36,532	40,350
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27	3,414,001	3,528,442
6.000%, 07/01/29	2,937	3,358
Total Federal National Mortgage Association		3,531,800
U.S. Treasury Obligations - 30.1%
U.S. Treasury Notes,
0.250%, 10/31/14 to 02/29/16	162,610,000	162,506,077
0.375%, 11/15/15 to 05/31/16	525,615,000	525,745,637
0.500%, 06/15/16	123,145,000	123,260,510
Total U.S. Treasury Obligations		811,512,224
Total U.S. Government and Agency Obligations (cost $815,055,783)		815,084,374

14

AMG Managers Bond Fund
Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Short-Term Investments - 4.9%
Repurchase Agreements - 0.6%[2]
Bank of Nova Scotia, dated 09/30/14, due 10/01/14, 0.001%, total to be received $4,126,833 (collateralized by various U.S. Government Agency Obligations, 0.180% - 8.500%, 11/17/14 - 11/15/42, totaling $4,212,765)	$4,126,833	$4,126,833
Daiwa Capital Markets America, dated 09/30/14, due 10/01/14, 0.010%, total to be received $4,126,834 (collateralized by various U.S. Government Agency Obligations, 0.000% - 11.250%, 10/23/14 - 03/01/48, totaling $4,209,370)	4,126,833	4,126,833
HSBC Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.000%, total to be received $1,213,069 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.625%, 07/31/18 - 05/15/44, totaling $1,237,331)	1,213,069	1,213,069
Nomura Securities USA, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $4,126,833 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44, totaling $4,209,370)	4,126,833	4,126,833
State of Wisconsin Investment Board, dated 09/30/14, due 10/01/14, 0.050%, total to be received $3,782,550 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.500%, 04/15/16 - 01/15/29, totaling $3,857,946)	3,782,545	3,782,545
Total Repurchase Agreements		17,376,113

	Shares
Other Investment Companies - 4.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	75,818,155	75,818,155
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.06%	40,018,801	40,018,801
Total Other Investment Companies		115,836,956
Total Short-Term Investments (cost $133,213,069)		133,213,069
Total Investments - 99.7% (cost $2,495,414,842)		2,692,218,564
Other Assets, less Liabilities - 0.3%		7,979,305
Net Assets - 100.0%		$2,700,197,869

15

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2014

		Principal Amount†	Value
Asset-Backed Securities - 0.9%
Capital One Multi-Asset Execution Trust, Series 2004-B7, Class B7, 0.692%, 08/17/17 (10/17/14)[4]	EUR	100,000	$126,301
Hyundai Capital Auto Funding VIII, Ltd., Series 2010-8A, Class A, 1.154%, 09/20/16 (10/20/14) (a)[4]		21,883	21,886
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.502%, 03/19/18 (10/17/14)[4]	EUR	100,000	125,660
Trinity Rail Leasing, L.P., Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		85,366	89,608
World Financial Network Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 04/15/19		95,000	97,237
Total Asset-Backed Securities (cost $471,216)			460,692
Corporate Bonds and Notes - 42.9%
Financials - 18.0%
AIB Mortgage Bank, EMTN, 4.875%, 06/29/17	EUR	345,000	489,185
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	213,300
Aviva PLC, EMTN, 6.125%, 07/05/43[6]	EUR	100,000	148,167
AXA SA, 7.125%, 12/15/20	GBP	50,000	95,619
Banco Latinoamericano de Comercio Exterior SA, 3.750%, 04/04/17 (a)		150,000	155,625
Banco Votorantim SA, 6.250%, 05/16/16 (a)	BRL	300,000	144,635
Bank of America Corp.,
5.700%, 01/24/22		140,000	160,404
MTN, 4.200%, 08/26/24		130,000	128,876
Series L, 2.650%, 04/01/19		240,000	239,264
The Bank of Nova Scotia, 1.450%, 04/25/18		345,000	340,171
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21		75,000	83,312
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	204,600
CIMPOR Financial Operations BV, 5.750%, 07/17/24 (a)		210,000	203,175
Citigroup, Inc.,
3.375%, 03/01/23		40,000	39,386
4.000%, 08/05/24		45,000	44,091
Corpbanca, S.A., 3.125%, 01/15/18		260,000	260,534
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		100,000	115,678
General Electric Capital Corp., Series A, 7.125%, 12/29/49[6,10]		200,000	231,500
General Motors Financial Co., Inc., 3.000%, 09/25/17		260,000	262,600
The Goldman Sachs Group, Inc., 3.375%, 02/01/18	CAD	200,000	183,776
GTB Finance B.V., 6.000%, 11/08/18 (a)		200,000	200,000
Hyundai Capital Services, Inc., 3.500%, 09/13/17 (a)		200,000	208,688
ICICI Bank, Ltd., 3.500%, 03/18/20 (a)		530,000	530,616
JPMorgan Chase & Co., 4.400%, 07/22/20		75,000	80,808
Macquarie Bank, Ltd., 5.000%, 02/22/17 (a)		300,000	323,294

16

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Financials - 18.0% (continued)
Morgan Stanley,
2.500%, 01/24/19		$250,000	$250,017
3.750%, 02/25/23		100,000	99,870
GMTN, 5.750%, 02/14/17	GBP	50,000	88,044
MTN, 7.250%, 05/26/15	AUD	200,000	179,663
National Australia Bank, Ltd., GMTN, 4.750%, 07/15/16	EUR	100,000	136,305
Nomura Holdings, Inc., GMTN, 2.750%, 03/19/19		240,000	240,420
Old Republic International Corp., 4.875%, 10/01/24		100,000	100,133
Petrobras Global Finance BV, 4.375%, 05/20/23		505,000	473,200
Royal Bank of Scotland Group PLC, 6.000%, 12/19/23		230,000	241,118
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		140,000	155,188
Societe Generale, S.A., 5.000%, 01/17/24 (a)		240,000	241,617
SUAM Finance BV, 4.875%, 04/17/24 (a)		245,000	249,288
TC Ziraat Bankasi A.S., 4.250%, 07/03/19 (a)		215,000	210,485
Turkiye Garanti Bankasi A.S., 4.000%, 09/13/17 (a)		200,000	201,288
Turkiye Is Bankasi, 3.875%, 11/07/17 (a)		200,000	199,600
UniCredit S.P.A., 6.950%, 10/31/22	EUR	150,000	223,681
Unifin Financiera SAPI de CV SOFOM ENR, 6.250%, 07/22/19 (a)		200,000	195,000
Westpac Banking Corp., 1.200%, 05/19/17		500,000	498,405
Yapi ve Kredi Bankasi A.S., 5.250%, 12/03/18 (a)		200,000	203,700
Zurich Finance USA, Inc., EMTN, 4.500%, 06/15/25[6]	EUR	100,000	128,783
Total Financials			9,403,109
Industrials - 22.6%
Air Canada, 7.625%, 10/01/19 (a)	CAD	225,000	213,960
Altice, S.A., 7.750%, 05/15/22 (a)		200,000	206,500
America Movil SAB de CV, 6.450%, 12/05/22	MXN	40,000	288,266
Arcelik A.S., 5.000%, 04/03/23 (a)		200,000	188,000
ArcelorMittal, 7.250%, 03/01/41		120,000	120,300
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)		30,000	31,769
Baidu, Inc., 3.250%, 08/06/18		300,000	308,877
Bell Aliant Regional Communications LP, 5.410%, 09/26/16	CAD	160,000	152,377
Bharti Airtel International Netherlands BV,
5.125%, 03/11/23 (a)		205,000	215,529
5.350%, 05/20/24 (a)		265,000	282,381
BRF, S.A.,
3.950%, 05/22/23 (a)		400,000	376,380
7.750%, 05/22/18 (a)	BRL	300,000	107,241
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000	191,044
CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23		205,000	203,975
Cielo, S.A. / Cielo USA, Inc., 3.750%, 11/16/22 (a)		260,000	241,150

17

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 22.6% (continued)
CNOOC Finance 2013, Ltd., 3.000%, 05/09/23		$250,000	$232,305
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	201,000
CSN Resources, S.A., 6.500%, 07/21/20 (a)[1]		100,000	102,200
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	159,638
5.875%, 09/18/23		245,000	270,419
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		265,000	271,151
FedEx Corp., 4.000%, 01/15/24		180,000	185,448
Gajah Tunggal Tbk PT, 7.750%, 02/06/18 (a)		200,000	201,000
General Motors Co., 3.500%, 10/02/18		330,000	335,362
Gerdau Trade, Inc., 5.750%, 01/30/21 (a)		200,000	206,250
HCA, Inc., 4.750%, 05/01/23		115,000	112,412
Jarden Corp., 3.750%, 10/01/21 (a)	EUR	100,000	127,884
KB Home, 4.750%, 05/15/19		50,000	48,625
Kinder Morgan Energy Partners LP, 4.250%, 09/01/24		220,000	217,582
Lotte Shopping Co., Ltd., 3.375%, 05/09/17 (a)		200,000	206,656
Macquarie Infrastructure Co. LLC, 2.875%, 07/15/19		20,000	22,175
Methanex Corp., 3.250%, 12/15/19		241,000	244,669
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	190,500
Minera y Metalurgica del Boleo, S.A. de CV, 2.875%, 05/07/19 (a)		245,000	247,459
Myriad International Holdings BV, 6.000%, 07/18/20 (a)		200,000	217,000
Noble Group, Ltd., 6.750%, 01/29/20 (a)		200,000	223,000
OCP, S.A., 6.875%, 04/25/44 (a)		250,000	268,800
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.350%, 06/30/21 (a)		87,500	90,038
Odebrecht Offshore Drilling Finance, Ltd., 6.750%, 10/01/22 (a)		190,740	197,893
Oi, S.A., 9.750%, 09/15/16 (a)	BRL	300,000	111,629
Pacific Rubiales Energy Corp.,
5.125%, 03/28/23 (a)		200,000	191,060
5.625%, 01/19/25 (a)[1]		135,000	129,728
Parkson Retail Group, Ltd., 4.500%, 05/03/18		200,000	185,996
Pertamina Persero PT, 4.300%, 05/20/23 (a)		425,000	402,687
Petrobras International Finance Co., S.A., 5.750%, 01/20/20		160,000	168,354
Philippine Long Distance Telephone Co., EMTN, 8.350%, 03/06/17		75,000	85,875
Regency Energy Partners, L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22		150,000	147,750
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		250,000	272,908
SoftBank Corp., 4.500%, 04/15/20 (a)		200,000	199,500
Telecom Italia Capital SA,
6.375%, 11/15/33		45,000	44,775
7.200%, 07/18/36		10,000	10,700
Transportadora de Gas del Sur, S.A., 9.625%, 05/14/20 (a)[1]		179,604	177,808

18

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Industrials - 22.6% (continued)
Tupy Overseas, S.A., 6.625%, 07/17/24 (a)		$200,000	$203,500
Turk Telekomunikasyon A.S., 3.750%, 06/19/19 (a)		275,000	268,128
Vale Overseas, Ltd., 6.875%, 11/21/36		115,000	129,663
Vale, S.A., 5.625%, 09/11/42		250,000	244,605
Verizon Communications, Inc., 5.050%, 03/15/34		290,000	307,258
Videotron, Ltd., 5.375%, 06/15/24 (a)		120,000	118,800
Wind Acquisition Finance, S.A., 7.375%, 04/23/21 (a)		205,000	206,025
YPF, S.A., 8.750%, 04/04/24 (a)		490,000	499,800
Total Industrials			11,813,764
Utilities - 2.3%
CEZ A.S., 4.250%, 04/03/22 (a)		200,000	210,247
Deutsche Telekom International Finance BV, EMTN, 2.750%, 10/24/24	EUR	50,000	70,003
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	171,030
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	202,820
Listrindo Capital, B.V., 6.950%, 02/21/19 (a)		200,000	211,500
Petroleos Mexicanos, 3.500%, 07/18/18		105,000	108,885
Transelec, S.A., 4.250%, 01/14/25 (a)		260,000	258,031
Total Utilities			1,232,516
Total Corporate Bonds and Notes (cost $22,266,672)			22,449,389
Foreign Government and Agency Obligations - 36.6%
Banco Nacional de Desenvolvimento Economico e Social Notes, 5.750%, 09/26/23 (a)		200,000	213,560
Brazil Letras do Tesouro Nacional Notes, 12.335%, 07/01/16[8]	BRL	1,400,000	466,584
Brazil Notas do Tesouro Nacional Serie F Notes, 10.000%, 01/01/19	BRL	500,000	194,227
Brazilian Government International Bonds, 10.250%, 01/10/28	BRL	500,000	202,226
Bundesrepublik Deutschland Bonds, Series 05, 4.000%, 01/04/37	EUR	85,000	151,477
Canadian Government,
Bonds, 4.000%, 06/01/16	CAD	260,000	243,225
Notes, 1.250%, 09/01/18	CAD	650,000	575,525
Notes, 3.000%, 12/01/15	CAD	735,000	671,321
Central American Bank for Economic Integration Notes, 3.875%, 02/09/17 (a)		280,000	287,675
Corp. Andina de Fomento Notes, 4.375%, 06/15/22		280,000	299,246
Dominican Republic International Bonds, 8.625%, 04/20/27 (a)		100,000	121,000
European Financial Stability Facility Notes, 1.625%, 07/17/20	EUR	810,000	1,091,458
Export Credit Bank of Turkey Notes, 5.000%, 09/23/21 (a)		200,000	198,800
Export-Import Bank of Korea Notes, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	158,477
Finland Government Notes, 1.500%, 04/15/23 (a)	EUR	320,000	424,257

19

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 36.6% (continued)
Hungary Government International,
Bonds, 7.625%, 03/29/41[1]		$110,000	$140,250
Notes, 5.375%, 03/25/24		140,000	147,700
Notes, 5.750%, 11/22/23		100,000	108,375
Iceland Government International Notes, 5.875%, 05/11/22 (a)		300,000	337,927
Indonesia Government International Notes, 2.875%, 07/08/21 (a)	EUR	125,000	159,461
Inter-American Development Bank Notes, 8.709%, 08/20/15[8]	IDR	750,000,000	56,837
Italy Buoni Poliennali Del Tesoro,
Bonds, 4.500%, 08/01/18	EUR	420,000	603,691
Bonds, 4.750%, 08/01/23 (a)	EUR	500,000	764,279
Bonds, 5.000%, 03/01/22	EUR	450,000	692,301
Korea Treasury,
Notes, Series 1603, 4.000%, 03/10/16	KRW	446,630,000	433,712
Notes, Series 1709, 2.750%, 09/10/17	KRW	600,000,000	575,234
Mexican Fixed Rate,
Bonds, Series M, 6.500%, 06/10/21	MXN	9,850,000	764,723
Bonds, Series M, 6.500%, 06/09/22	MXN	8,160,000	628,998
Bonds, Series M, 8.000%, 12/07/23	MXN	2,800,000	236,123
Notes, Series M 10, 8.500%, 12/13/18	MXN	4,700,000	394,980
New South Wales Treasury Corp.,
Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	302,888
Notes, Series 18, 6.000%, 02/01/18	AUD	430,000	411,908
New Zealand Government,
Bonds, 3.000%, 09/20/30	NZD	295,000	245,760
Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,008,968
Notes, Series 319, 5.000%, 03/15/19	NZD	520,000	422,504
Norway Government Bonds, Series 473, 4.500%, 05/22/19	NOK	3,450,000	602,910
Poland Government,
Bonds, Series 1019, 5.500%, 10/25/19	PLN	655,000	226,844
Bonds, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	752,826
Province of Quebec Canada Notes, 5.000%, 03/01/16		270,000	286,890
South Africa Government Bonds, Series 2023, 7.750%, 02/28/23	ZAR	2,500,000	216,437
Spain Government,
Bonds, 4.300%, 10/31/19	EUR	455,000	670,072
Bonds, 4.400%, 10/31/23 (a)	EUR	170,000	258,945
Sweden Government,
Bonds, Series 1047, 5.000%, 12/01/20	SEK	1,800,000	310,184
Bonds, Series 1049, 4.500%, 08/12/15	SEK	2,030,000	291,749
Turkey Government International Bonds, 5.750%, 03/22/24		240,000	254,808

20

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

		Principal Amount†	Value
Foreign Government and Agency Obligations - 36.6% (continued)
U.K. Gilt,
Bonds, 3.750%, 09/07/19	GBP	170,000	$301,428
Bonds, 4.000%, 03/07/22	GBP	145,000	265,515
Bonds, 4.250%, 03/07/36	GBP	120,000	233,817
Bonds, 4.750%, 03/07/20	GBP	90,000	167,685
Bonds, 5.000%, 03/07/25	GBP	110,000	220,278
Notes, 1.750%, 01/22/17	GBP	220,000	362,570
Total Foreign Government and Agency Obligations (cost $19,347,120)			19,158,635
Mortgage-Backed Securities - 1.0%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.991%, 08/10/45[6]		82,534	90,136
Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 01/12/24 (a)	CAD	315,000	281,192
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class A4, 5.692%, 04/15/49[6]		50,000	54,312
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/43		75,000	80,853
Total Mortgage-Backed Securities (cost $514,872)			506,493

		Shares
Preferred Stocks - 0.6%
Dominion Resources, Inc. (Utilities), Series A, 6.125%		665	37,280
Dominion Resources, Inc. (Utilities), Series B, 6.000%		501	28,181
The PNC Financial Services Group, Inc. (Financials), Series Q, 5.375%		12,000	273,600
Total Preferred Stocks (cost $304,374)			339,061

		Principal Amount†
U.S. Government and Agency Obligations - 14.7%
U.S. Treasury Bills, 0.018%, 01/02/15[8]		$3,165,000	3,164,835
U.S. Treasury Notes,
0.250%, 02/15/15		1,580,000	1,581,234
0.625%, 04/30/18		1,480,000	1,441,035
0.875%, 04/30/17		1,360,000	1,358,618
1.500%, 07/31/16[11]		165,000	167,933
Total U.S. Government and Agency Obligations (cost $7,752,742)			7,713,655
Short-Term Investments - 1.4%
Repurchase Agreements - 0.8%[2]
Nomura Securities International, Inc., dated 09/30/14, due 10/01/14, 0.001%, total to be received $391,823 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.500%, 10/02/14 - 10/01/44 totaling $399,660)		391,823	391,823

21

AMG Managers Global Income Opportunity Fund
Schedule of Portfolio Investments (continued)

	Shares	Value
Short-Term Investments - 1.4% (continued)
Other Investment Companies - 0.6%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	330,102	$330,102
Total Short-Term Investments (cost $721,925)		721,925
Total Investments - 98.1% (cost $51,378,921)		51,349,850
Other Assets, less Liabilities - 1.9%		970,636
Net Assets - 100.0%		$52,320,486

22

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2014, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Special Equity Fund	$203,415,542	$36,972,386	$(8,622,552)	$28,349,834
AMG Managers Bond Fund	2,495,414,842	219,605,809	(22,802,087)	196,803,722
AMG Managers Global Income Opportunity Fund	51,372,166	1,771,009	(1,793,325)	(22,316)

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Rounds to less than 0.1%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$329,411,275	12.2%
AMG Managers Global Income Opportunity Fund	15,721,786	30.0%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Some or all of these shares were out on loan to various brokers as of September 30, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Special Equity Fund	$10,974,623	5.0%
AMG Managers Bond Fund	16,761,264	0.6%
AMG Managers Global Income Opportunity Fund	356,906	0.7%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the September 30, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Floating Rate Security. The rate listed is as of September 30, 2014. Date in parentheses represents the security’s next coupon rate reset.
[5]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent. The market value of illiquid securities at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$54,474,187	2.0%

[6]	Variable Rate Security. The rate listed is as of September 30, 2014, and is periodically reset subject to terms and conditions set forth in the debenture.
[7]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. AMG Managers Bond Fund had Convertible Bonds and Convertible Preferred Stocks at September 30, 2014, amounted to $59,283,403, or 2.2% of net assets, and $13,236,566, or 0.5% of net assets, respectively.
[8]	Represents yield to maturity at September 30, 2014.
[9]	Securities in the portfolio backed by insurance of financial institutions and financial guaranty assurance agencies. At September 30, 2014, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$320,500	0.01%

[10]	Perpetuity Bond. The date shown is the final call date.

23

Notes to Schedules of Portfolio Investments (continued)

[11]	Some or all of this security is held as collateral for future contracts. The collateral market value at September 30, 2014, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Global Income Opportunity Fund	$25,444	0.05%

Country	AMG Managers Bond Fund*
Australia	1.0%
Bermuda	1.2%
Brazil	0.3%
Canada	1.5%
Cayman Islands	0.2%
France	0.3%
India	0.0%#
Ireland	0.4%
Luxembourg	1.4%
Malaysia	0.1%
Mexico	2.1%
Netherlands	1.4%
New Zealand	0.2%
Norway	0.3%
South Korea	0.1%
Spain	0.2%
United Kingdom	1.2%
United States	85.7%
Other	2.4%

100.0%

#	Rounds to less than 0.1%.
*	As a percentage of total market value on September 30, 2014.

24

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Global Income Opportunity Fund*
Australia	3.3%
Bermuda	0.3%
Brazil	4.8%
Canada	6.0%
Cayman Islands	1.3%
Chile	1.0%
Colombia	2.5%
Finland	0.8%
France	0.8%
Germany	0.3%
Hong Kong	0.9%
Ireland	0.9%
Italy	4.4%
Japan	0.8%
Luxembourg	4.0%
Mexico	5.9%
Netherlands	3.6%
New Zealand	3.2%
Norway	1.1%
Philippines	0.2%
Poland	1.9%
South Africa	0.4%
South Korea	3.0%
Spain	1.8%
Sweden	1.1%
Turkey	3.3%
United Kingdom	4.1%
United States	28.7%
Venezuela	0.6%
Other	9.0%

100.0%

*	As a percentage of total market value on September 30, 2014.

25

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of September 30, 2014:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks†	$212,406,699	—	—	$212,406,699
Short-Term Investments
Repurchase Agreements	—	$11,240,895	—	11,240,895
Other Investment Companies	8,117,782	—	—	8,117,782

Total Investments in Securities	$220,524,481	$11,240,895	—	$231,765,376

26

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$70,794,425	—	$70,794,425
Common Stocks†	$28,672,101	—	—	28,672,101
Corporate Bonds and Notes††	—	1,443,198,575	—	1,443,198,575
Foreign Government and Agency Obligations	—	137,003,512	—	137,003,512
Mortgage-Backed Securities	—	18,048,585	—	18,048,585
Municipal Bonds	—	31,207,773	—	31,207,773
Preferred Stocks†	14,996,150	—	—	14,996,150
U.S. Government and Agency Obligations††	—	815,084,374	—	815,084,374
Short-Term Investments
Repurchase Agreements	—	17,376,113	—	17,376,113
Other Investment Companies	115,836,956	—	—	115,836,956

Total Investments in Securities	$159,505,207	$2,532,713,357	—	$2,692,218,564

27

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$460,692	—	$460,692
Corporate Bonds and Notes††	—	22,449,389	—	22,449,389
Foreign Government and Agency Obligations	—	19,158,635	—	19,158,635
Mortgage-Backed Securities	—	506,493	—	506,493
Preferred Stocks†	$339,061	—	—	339,061
U.S. Government and Agency Obligations††	—	7,713,655	—	7,713,655
Short-Term Investments
Repurchase Agreements	—	391,823	—	391,823
Other Investment Companies	330,102	—	—	330,102

Total Investments in Securities	$669,163	$50,680,687	—	$51,349,850

Financial Derivative Instruments-Assets†††
Foreign Exchange Contracts	—	$334,647	—	$334,647

Interest Rate Contracts	$3,919	—	—	3,919

	3,919	334,647	—	338,566

Financial Derivative Instruments-Liabilities†††
Foreign Exchange Contracts	—	(152,606)	—	(152,606)
Interest Rate Contracts	(2,391)	—	—	(2,391)

	(2,391)	(152,606)	—	(154,997)

Total Financial Derivative Instruments	$1,528	$182,041	—	$183,569

†	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the respective Schedule of Portfolio Investments.
††	All corporate bonds and notes; U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes; U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
†††	Derivative instruments, such as futures and forwards contracts, are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/ depreciation of the instrument.

As of September 30, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

FUTURES CONTRACTS

A Fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. All futures contracts are exchange traded.

28

Notes to Schedules of Portfolio Investments (continued)

At September 30, 2014, the Fund had futures contracts as follows:

Type	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
AMG Managers Global Income Opportunity Fund
5-Year U.S. Treasury Note	5	Short	01/06/15	$1,553
10-Year U.S. Treasury Note	3	Short	12/31/14	2,366
U.S. Treasury Long Bond	2	Long	12/31/14	(2,391)

			Total	$1,528

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

At September 30, 2014, the Fund had forward foreign currency contracts (in U.S. Dollars) as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Gain/ (Loss)
AMG Managers Global Income Opportunity Fund
Brazilian Real	Long	10/07/14	CS	$262,977	$262,729	$248
British Pound	Long	12/17/14	CS	469,809	468,403	1,406
Euro	Long	12/17/14	BRC	1,476,078	1,512,069	(35,991)
Japanese Yen	Long	12/17/14	CS	4,124,518	4,241,133	(116,615)
Mexican Peso	Long	12/17/14	BRC	259,196	257,990	1,206
Australian Dollar	Short	11/28/14	CS	907,022	854,395	52,627
Brazilian Real	Short	10/07/14	CS	1,340,334	1,248,428	91,906
British Pound	Short	12/24/14	BRC	277,044	275,388	1,656
Canadian Dollar	Short	12/05/14	CS	998,859	967,258	31,601
Columbian Peso	Short	12/22/14	CITI	392,746	384,380	8,366
Mexican Peso	Short	12/17/14	BRC	539,678	525,799	13,879
New Zealand Dollar	Short	12/17/14	BRC	1,709,839	1,634,015	75,824
Norwegian Krone	Short	12/17/14	UBS	795,385	768,297	27,088
Polish Zloty	Short	12/17/14	CITI	1,020,818	994,468	26,350
Swiss Franc	Short	12/17/14	UBS	65,387	62,897	2,490

			Totals	$14,639,690	$14,457,649	$182,041

29

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

EMTN:	European Medium-Term Notes
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note

COUNTERPARTY ABBREVIATIONS:

BRC:	Barclays Bank PLC
CITI:	Citigroup, Inc.
CS:	Credit Suisse
UBS:	UBS AG

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
SEK:	Swedish Krona
ZAR:	South African Rand

30

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by
Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President
Date: November 19, 2014

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer
Date: November 19, 2014